SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Globis Acquisition Corp [Member]	4 Months Ended
Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Valuation allowance	(21.00%)
Income tax provision	0.00%